Property, Premises and Equipment	12 Months Ended
Dec. 31, 2021
Property, Premises and Equipment [Abstract]
PROPERTY, PREMISES AND EQUIPMENT

13. PROPERTY, PREMISES AND EQUIPMENT

	Office buildings	Aircraft	Office furniture	Computers	Equipment	Leasehold improvements	Vehicles	Work in progress	Right of use assets	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Cost
At 1 January 2021	2,681	11,290	1,678	1,862	293	1,419	1,011	76	4,035	24,345
Additions	4	—	103	160	12	98	—	1,109	1,269	2,755
Transfers	1,311	—	116	94	2	838	—	(1,050)	—	1,311
Disposals	—	—	(101)	(22)	(3)	(69)	—	—	—	(195)
At 31 December 2021	3,996	11,290	1,796	2,094	304	2,286	1,011	135	5,304	28,216

Depreciation
At 1 January 2021	923	3,615	1,440	1,605	284	1,318	871	—	1,121	11,177
Deprecation for the year	35	903	42	186	6	102	47	—	994	2,315
Disposals	—	—	(75)	(22)	(3)	(35)	—	—	—	(135)
At 31 December 2021	958	4,518	1,407	1,769	287	1,385	918	—	2,115	13,357
Net carrying amount
At 31 December 2021	3,038	6,772	389	325	17	901	93	135	3,189	14,859

Cost
At 1 January 2020	2,679	11,290	1,652	1,646	291	1,411	1,011	9	1,925	21,914
Additions	22	—	26	210	2	8	—	76	2,012	2,356
Transfers	—	—	—	9	—	—	—	(9)	—	—
Disposals	—	—	—	(3)	—	—	—	—	—	(3)
Adjustments	(20)	—	—	—	—	—	—	—	98	78
At 31 December 2020	2,681	11,290	1,678	1,862	293	1,419	1,011	76	4,035	24,345

Depreciation
At 1 January 2020	894	2,709	1,383	1,436	282	1,250	814	—	411	9,179
Deprecation for the year	29	906	57	172	2	68	57	—	584	1,875
Disposals	—	—	—	(3)	—	—	—	—	—	(3)
Adjustments	—	—	—	—	—	—	—	—	126	126
At 31 December 2020	923	3,615	1,440	1,605	284	1,318	871	—	1,121	11,177
Net carrying amount
At 31 December 2020	1,758	7,675	238	257	9	101	140	76	2,914	13,168

The depreciation of the aircraft for the year ended 31 December 2021 amounting to USD 903 thousand (2020: USD 906 thousand) (2019: USD 903 thousand) was allocated proportionally between the other expenses and general and administrative expenses based on the flight hours of chartered trips and business-related trips, respectively. The depreciation and amortization (note 14) charges for the years ended 31 December 2021, 2020 and 2019 were allocated as follows:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Property, premises and equipment depreciation charge for the year	2,315	1,875	1,907
Intangible assets amortization charge for the year (note 14)	1,248	737	49
Aircraft depreciation allocated to listing transaction deferred cost	—	—	(73)
Aircraft depreciation allocated to other expenses (note 24)	(750)	(632)	(595)
Total depreciation and amortization allocated to G&A (note 22)	2,813	1,980	1,288

Fully depreciated property, premises and equipment still in use amounted to USD 5,467 thousand as at 31 December 2021 (2020: USD 5,408 thousand).